U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of issuer: First Investors Single Payment and Periodic Payment Plans for the Accumulation of shares of First Investors Global Fund, Inc.
     95 Wall Street
     New York, NY 10005

2.   Name of each series or class of funds for which this notice is filed:

     Not Applicable

3.   Investment Company Act File Number: 811-575

     Securities Act File Number:  2-10946


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]

6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          Sale Price:  $4,442,500

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Sale Price:  $4,442,500

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

          Number:
          Sale Price:

12.  Calculation of registration fee:



(i)       Aggregate sale price of securities sold
          during the fiscal year in reliance on rule
          24f-2 (from item 10):                                  $    4,442,500
                                                                 --------------

(ii)      Aggregate price of shares issued in
          connection  with dividend  reinvestment
          plans (from item 11, if applicable):                   +          -0-
                                                                 --------------

(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                                           -   10,809,325
                                                                 --------------

(iv)      Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                            +          -0-
                                                                 --------------

(v)       Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                                      (6,366,825)
                                                                 --------------

(vi)      Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other applicable
          law or regulation (see Instruction C.6):                 x 1/33 of 1%
                                                                 --------------


(vii)     Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                         $          -0-
                                                                 ==============



Instruction:   issuers should complete lines, (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                       [ ]

Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                   FIRST INVESTORS CORPORATION



                                   By   /s/ Joseph I. Benedek
                                        ---------------------
                                        Joseph I. Benedek, Treasurer



Date:  February 20, 1997

First Investors Corporation
95 Wall Street
New York, NY 10005
212-858-8121

                                   February 20, 1997



First Investors Corporation
95 Wall Street
New York, NY  10005

     Re:  First Investors Single Payment and
          Periodic Payment Plans for the Accumulation of
          Shares of First Investors Global Fund, Inc.

Gentlemen:

     You have informed me that, in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), First Investors Corporation ("FIC") as sponsor-depositor of Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc. (the "Plans"), intends to file a Rule 24f-2 Notice with the United States Securities and Exchange Commission (the "SEC"), setting forth, among other things, that during the period beginning January 1, 1996 and ending December 31, 1996, the Plans' most recently ended fiscal year, the Plans, having elected to register an indefinite amount of face value of Plans, sold $4,442,500 in face amount of Plans under Rule 24f-2 and making definite the amount of Plans registered under the Securities Act of 1933 (the "1933 Act") and pursuant to such Rule for such period. You have also informed me that all the Plans were issued in accordance with the provisions relating thereto in the registration statement filed by FIC as sponsor-depositor of the Plans under the 1933 Act.

     I have reviewed the Certificate of Incorporation of FIC, its By-laws and registration statements it has filed with the SEC on behalf of and relating to the Plans under the 1940 Act and the 1933 Act and such minutes of the corporate proceedings and other documents as I deem material to my opinion.

     Based on the foregoing, I am of the opinion that all of the $4,442,500 in face amount of Plans described in the Rule 24f-2 Notice as having been sold under such Rule during the period beginning January 1, 1996 and ending December 31, 1996, the end of the Plans' most recently ended fiscal year, were fully-paid, non-assessable and legally issued Plans sponsored by FIC for investment in shares of First Investors Global Fund, Inc.

     This opinion letter is governed by, and shall be interpreted in accordance with, the Legal Opinion Accord of the ABA Section of Business Law (1991). The law covered by the opinions expressed herein is limited to the Federal law of the United States and the law of the State of New York.

     I hereby consent to the filing of this opinion with the SEC as an exhibit or accompaniment to the aforementioned Rule 24f-2 Notice and as an exhibit to the Plans' Post-Effective Amendment to the Registration Statement filed on its behalf by FIC under the 1933 Act. I also consent to the filing of this opinion with the securities regulatory agencies of any states or other jurisdiction in which the Plans are offered for sale.

                                   Very truly yours,


                                   /s/ Robert J. Grosso

                                   Robert J. Grosso
                                   Assistant Counsel